Accounts Payable and Accrued Expenses	12 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The components of accounts payable and accrued expenses were as follows:

	As of March 31
	2021	2020
Accounts payable	$741,111	$556,653
Accrued payroll and related taxes	221,774	237,404

Total	$962,885	$794,057